Commitments - Schedule of Contractual Obligations and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Contractual Obligations And Commitments [abstract]
Intangible assets	£ 12,307	£ 9,727
Property, plant and equipment	528	413
Investments	153	47
Purchase commitments	746	1,047
Pensions	88	163
Interest on loans	8,309	8,952
Future finance charges on leases	180	223
Total contractual obligations and commitments	£ 22,311	£ 20,572